Note L - Employee Benefits (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note L - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	$ 227	$ 222	$ 218
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	310,964	280,028
Cash Surrender Value of Life Insurance	23,018
Other Assets	5,723	6,705
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	5,297	4,919
Defined Benefit Plan, Benefit Obligation	2,152	2,041
Supplemental Retirement Plans [Member]
Note L - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	787	536	318
Annuity Assets [Member]
Note L - Employee Benefits (Details) [Line Items]
Other Assets	$ 1,922